RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Offsetting of Derivative Instruments (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Derivative instrument assets
Gross Derivative Instruments	$ 276,000,000	$ 197,000,000
Amounts Available for Offset	(18,000,000)	(82,000,000)
Net Amounts	258,000,000	115,000,000
Derivative instrument liabilities
Gross Derivative Instruments	(131,000,000)	(196,000,000)
Amounts Available for Offset	18,000,000	82,000,000
Net Amounts	(113,000,000)	(114,000,000)
Cash collateral provided by the Company	54,000,000	58,000,000
Letters of credit provided by the Company	15,000,000	25,000,000
Cash collateral received by the Company	0	0
Letters of credit received by the Company	0	0
Credit Risk Related Contingent Features
Aggregate fair value of derivative instruments in a net liability position	4,000,000	4,000,000
Foreign exchange
Derivative instrument assets
Gross Derivative Instruments	263,000,000	76,000,000
Amounts Available for Offset	(11,000,000)	(5,000,000)
Net Amounts	252,000,000	71,000,000
Derivative instrument liabilities
Gross Derivative Instruments	(11,000,000)	(5,000,000)
Amounts Available for Offset	11,000,000	5,000,000
Net Amounts	0	0
Interest rate
Derivative instrument assets
Gross Derivative Instruments		3,000,000
Amounts Available for Offset		(1,000,000)
Net Amounts		2,000,000
Derivative instrument liabilities
Gross Derivative Instruments	(70,000,000)	(66,000,000)
Amounts Available for Offset	0	1,000,000
Net Amounts	(70,000,000)	(65,000,000)
Power | Commodities
Derivative instrument assets
Gross Derivative Instruments	13,000,000	118,000,000
Amounts Available for Offset	(7,000,000)	(76,000,000)
Net Amounts	6,000,000	42,000,000
Derivative instrument liabilities
Gross Derivative Instruments	(50,000,000)	(125,000,000)
Amounts Available for Offset	7,000,000	76,000,000
Net Amounts	$ (43,000,000)	$ (49,000,000)